NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Cash flow activities, operating	$ 5,971	$ 4,653	$ 4,078
Cash flow activities, investing	(12,661)	(6,901)	(12,990)
Cash from financing activities	7,818	2,612	9,419
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	341	282	226
Cash flow activities, investing	(632)	(439)	(487)
Cash from financing activities	294	113	309
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	510	585	739
Cash flow activities, investing	(26)	(178)	(36)
Cash from financing activities	(764)	(158)	(742)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	100	93	89
Cash flow activities, investing	(30)	(39)	(38)
Cash from financing activities	(56)	(49)	(78)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	84	29	23
Cash flow activities, investing	76	25	37
Cash from financing activities	(153)	(23)	(51)
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	120	128	33
Cash flow activities, investing	(185)	(160)	(2,647)
Cash from financing activities	18	70	2,671
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	90	196	134
Cash flow activities, investing	105	(170)	86
Cash from financing activities	(259)	28	(122)
European residential infrastructure business
Disclosure of subsidiaries [line items]
Cash flow activities, operating	112	140	(3)
Cash flow activities, investing	(161)	(168)	(2,365)
Cash from financing activities	41	30	2,489
North American rail operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	602	526	528
Cash flow activities, investing	(350)	(422)	(296)
Cash from financing activities	(241)	(95)	(259)
U.K. port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating			16
Cash flow activities, investing			(51)
Cash from financing activities			25
Australian port operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	38	17	6
Cash flow activities, investing	17	59	226
Cash from financing activities	(48)	(72)	(229)
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	1,004	1,133	327
Cash flow activities, investing	33	(600)	(3,048)
Cash from financing activities	(1,055)	(532)	2,828
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	674	504	542
Cash flow activities, investing	(131)	(562)	(285)
Cash from financing activities	(602)	(81)	(95)
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	280	313	219
Cash flow activities, investing	(30)	(60)	56
Cash from financing activities	(338)	(191)	(228)
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	204	211	170
Cash flow activities, investing	(301)	(172)	(164)
Cash from financing activities	125	(16)	(12)
U.S. refined products pipeline system
Disclosure of subsidiaries [line items]
Cash flow activities, operating	261	0
Cash flow activities, investing	(6,301)	0
Cash from financing activities	6,096	0
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	202	256	(13)
Cash flow activities, investing	(856)	(1,547)	(85)
Cash from financing activities	937	1,451	93
Australian data center operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	22	(8)	5
Cash flow activities, investing	(41)	(106)	(72)
Cash from financing activities	64	110	69
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Cash flow activities, operating	690	465	608
Cash flow activities, investing	(112)	(1,744)	(767)
Cash from financing activities	(668)	1,261	255
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Cash flow activities, operating	10	(11)	54
Cash flow activities, investing	718	(697)	(2,993)
Cash from financing activities	(818)	794	2,993
U.S. bulk fiber network
Disclosure of subsidiaries [line items]
Cash flow activities, operating	79	0
Cash flow activities, investing	(3,622)	0
Cash from financing activities	3,826	0
Holding LP and other
Disclosure of subsidiaries [line items]
Cash flow activities, operating	409	(380)	269
Cash flow activities, investing	170	174	(629)
Cash from financing activities	$ (494)	$ 202	$ 152